Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Trading Symbol	dei_TradingSymbol	VMF
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2017
Registrant Name	dei_EntityRegistrantName	Viking Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001082744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Viking Tax-Free Fund for Montana | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMTTX
Viking Tax-Free Fund for Montana | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMTIX
Viking Tax-Free Fund for North Dakota | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VNDFX
Viking Tax-Free Fund for North Dakota | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VNDIX